John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com

Name:	Nicholas J. Kolokithas
Title:	Assistant Vice President and Senior Counsel
December 20, 2010
EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”): Form N-14 for the Reorganization of John Hancock Growth Opportunities Fund into John Hancock Small Company Fund
On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement and Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of John Hancock Growth Opportunities Fund, a series of the Trust, for shares of John Hancock Small Company Fund, also a series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on January 19, 2011.
This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
If you have any questions or comments, please call me at (617) 663-4324.
Sincerely,

/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas, Esq.
Assistant Secretary
John Hancock Funds III